Manufacturing in Collaboration with Haima Auto - Additional Information (Detail) - Collaborative Arrangement [Member] - Haima Auto [Member] - units		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2020
Offsetting Assets [Line Items]
Collaborative arrangement, date of contract	Mar. 31, 2017
Collaborative arrangement, expiration date		Dec. 31, 2021
Annual production capacity		50,000